Document and Entity Information	0 Months Ended
Nov. 30, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	Nov. 30, 2014
Registrant Name	PROFESSIONALLY MANAGED PORTFOLIOS
Central Index Key	0000811030
Amendment Flag	false
Document Creation Date	Mar. 27, 2015
Document Effective Date	Mar. 27, 2015
Prospectus Date	Mar. 27, 2015
McKinley Diversified Income Fund | Institutional Shares
Risk/Return:
Trading Symbol	MCDNX
McKinley Diversified Income Fund | Investor Shares
Risk/Return:
Trading Symbol	MCDRX
Class Y Prospectus | McKinley Non-U.S. Core Growth Fund | Y Shares
Risk/Return:
Trading Symbol	MCNUX
Institutional and Investor Class Prospectus | McKinley Non-U.S. Core Growth Fund | Investor Shares
Risk/Return:
Trading Symbol	MCNRX
Institutional and Investor Class Prospectus | McKinley Non-U.S. Core Growth Fund | Institutional Shares
Risk/Return:
Trading Symbol	MCNIX